Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Assets [Abstract]
Restricted cash	$ 343	$ 317
Receivables on account of assets sold		206
Long Term Deposit	8	8
Long-term prepaid expenses		10
Right-of-Use assets, net	433	528
Total	$ 784	$ 1,069